Property, Plant and Equipment	12 Months Ended
Feb. 28, 2015
Property, Plant and Equipment [Text Block]
3.	Property, Plant and Equipment

		2015
		Accumulated
	Cost	Depreciation	Net
Plant and equipment	$16,309,134	$9,234,551	$7,074,583
Buildings	1,950,446	1,273,546	676,900
Automotive equipment	286,252	126,751	159,501
Land	433,613	-	433,613
Land improvements	1,861	1,324	537
Leasehold improvements	695,182	291,317	403,865
Furniture and fixtures	687,260	594,929	92,331
Computer hardware and software	2,324,461	2,066,545	257,916
	$22,688,209	$13,588,963	$9,099,246

		2014
		Accumulated
	Cost	Depreciation	Net
Plant and equipment	$15,917,608	$8,739,219	$7,178,389
Buildings	1,931,944	1,238,488	693,456
Automotive equipment	286,252	86,857	199,395
Land	433,613	-	433,613
Land improvements	1,861	1,277	584
Leasehold improvements	695,182	237,054	458,128
Furniture and fixtures	681,926	573,822	108,104
Computer hardware and software	2,277,183	2,014,052	263,131
	$22,225,569	$12,890,769	$9,334,800

Property, plant and equipment includes equipment acquired under capital leases with an initial cost of $2,687,820 (2014 - $2,687,820). Accumulated amortization of assets acquired under capital leases is $1,143,534 (2014 - $1,027,297). No impairment of property, plant, and equipment was recognized in the year ended February 28, 2015 (2014 - nil).